Financial Liabilities for Trading at Fair Value Through Profit or Loss (Details) - Schedule of the Bank holds Portfolio of Financial Liabilities - CLP ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	$ 288,862,589	$ 204,040,337
On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	41,938,722	29,757,243
Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	45,740,595	24,390,936
Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	72,827,222	40,072,500
Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	45,946,909	48,831,538
Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	29,259,577	23,069,311
More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	53,149,564	37,918,809
Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	10,587,308	12,155,024
Currency forward | Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	78,641,230	48,877,667
Currency forward | On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Currency forward | Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	23,750,958	11,564,755
Currency forward | Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	20,824,030	9,439,120
Currency forward | Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	27,092,792	14,191,034
Currency forward | Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	5,136,179	10,403,238
Currency forward | Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,136,565	1,680,685
Currency forward | More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	700,706	1,598,835
Currency forward | Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	2,173,004	1,151,921
Interest rate swaps | Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	139,341,189	90,699,220
Interest rate swaps | On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Interest rate swaps | Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	16,930,774	16,536,773
Interest rate swaps | Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	20,745,410	12,505,389
Interest rate swaps | Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	35,069,132	16,690,413
Interest rate swaps | Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	21,274,251	18,464,156
Interest rate swaps | Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	15,793,974	9,887,330
Interest rate swaps | More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	29,527,648	16,615,159
Interest rate swaps | Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,134,840	1,565,539
Cross currency swaps | Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	70,574,864	63,676,490
Cross currency swaps | On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Cross currency swaps | Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	1,172,436	1,325,472
Cross currency swaps | Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	4,049,436	2,195,962
Cross currency swaps | Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	10,566,265	8,993,722
Cross currency swaps | Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	19,536,479	19,955,223
Cross currency swaps | Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	12,329,038	11,501,296
Cross currency swaps | More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	22,921,210	19,704,815
Cross currency swaps | Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	7,276,583	9,430,069
Call currency options | Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	101,493	284,282
Call currency options | On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Call currency options | Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	27,767	81,510
Call currency options | Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	47,768	143,946
Call currency options | Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	25,958	58,826
Call currency options | Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Call currency options | Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Call currency options | More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Call currency options | Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	491	5,530
Put currency options | Total
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	203,813	502,678
Put currency options | On Demand
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Put currency options | Up to 1 month
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	56,787	248,733
Put currency options | Between 1 and 3 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	73,951	106,519
Put currency options | Between 3 and 12 months
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	73,075	138,505
Put currency options | Between 1 and 3 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	8,921
Put currency options | Between 3 and 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Put currency options | More than 5 years
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	0	0
Put currency options | Fair value
Schedule of the Bank holds Portfolio of Financial Liabilities [Line Items]
Total notional amount	$ 2,390	$ 1,965